License Agreement	9 Months Ended
Sep. 30, 2020
License Agreement
License Agreement

5. License Agreement

In September 2019, the Company announced that it entered into an option to license agreement with ADT Pharmaceuticals, LLC (“ADT”). Pursuant to the terms and conditions set forth in the agreement, the parties agreed to conduct research and development activities of novel small-molecule inhibitors (RAS and PDE10/β-catenin). As part of the arrangement, the Company is primarily responsible for the research, development, manufacturing and regulatory activities and ADT assists with the research activities as necessary in exchange for a quarterly fee from the Company. In connection with the agreement, ADT also granted the Company exclusive rights to research, develop, manufacture and commercialize the aforementioned compounds relating to patents owned by ADT and any products containing such compounds worldwide. In consideration for the rights granted under the agreement, the Company committed to pay ADT (i) a $3 million upfront fee; (ii) a fee upon transfer of the know-how and intellectual property rights to the Company; and then (iii) additional payments, including milestone and royalty payments. The Company has the ability to terminate the agreement at any time in its entirety or on a compound-by-compound basis after providing 90 days written notice to ADT. The upfront fee was paid in the third quarter of 2019. The Company accounted for the upfront fee and additional payments as a research and development expenses and continues to make ongoing payments to ADT in support of its maintenance of the Company's assets.

In April 2020, the Company notified Yissum Technology Transfer Company of the Hebrew University Ltd. (“Yissum”) that as a result of the Company’s previous decision to discontinue clinical development of inodiftagene, it will cease payments to maintain intellectual property (“IP”) it licensed from Yissum that supported the development and as related to a licensing and development agreement between the parties (“License Agreement”). In August 2020 the Company agreed with Yissum on termination of  the License Agreement, the Company destroyed or returned all IP documentation to Yissum and Yissum and the Company mutually waived, released and discharged the other from all claims of any type.